Shareholders' Deficiency	9 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2015
Shareholders' Deficiency
Shareholders' Deficiency

NOTE 7 – Shareholders’ Deficiency

Common Stock:

On July 7, 2013, the Company amended its Article of Incorporation to raise its authorized shares of Common stock from 400,000,000 to 5,000,000,000 shares.

On August 1, 2014, the Company amended its Articles of Incorporation to reduce the number of authorized shares to 400,000,000.

On February 2, 2015, the Company amended its Articles of Incorporation to increase the number of authorized shares to 600,000,000.

During the year ended June 30, 2015, the Company issued the following shares of common stock:

As a part of the Plan of Reorganization executed by the Bankruptcy Court in Dallas County, Texas in July 2014, the Company issued 3,683,410 shares of common stock as settlements of certain liabilities of the Company.

In 2014, the Company acquired the issued and outstanding shares of Chill Texas, Inc. ("CTI"), for consideration of 5,000,000 shares of its common stock valued at $ 57,000, based on the stock price at the date of acquisition. The main reason for the acquisition was to facilitate the company in its research and development of hemp-Infused drinks. Prior to the acquisition, CTI had no assets other than a nominal amount of inventory of samples of a hemp-infused drink, no liabilities, no employees and minimal, if any, operations. As a result, we considered the value of the transaction to be stock based expenses which amount was charged directly to earnings in the accompanying statement of operations.

In March 2015, the Company issued 4,500,000 shares of common stock to acquire the assets of Smarterita LLC, valued at $1,063,500 (See Note 11).

The Company entered into a five-year employment agreement with Thomas Shuman to provide services as President and Chief Executive Officer of the Company. As a part of that agreement, the Company issued Mr. Shuman 21,000,000 shares of common stock and warrants to purchase 20,000,000 shares of common stock. The shares of common stock were valued at $214,200 and the warrants were valued at $265,925. The value has been recorded as a prepaid expense and is being amortized over the life of the employment agreement.

The Company issued 17,275,000 shares of common stock to various individuals who performed services for the Company during the year. The services were recorded at the fair value of the shares of common stock at the measurement date that the shares were issued which aggregated $1,922,846.

Warrants of 18,500,000, issued to a note holder as a part of a convertible debt agreement, were exercised during 2015 on a cashless basis.

Various individuals purchased 11,223,330 shares of common stock during the year for gross proceeds of $244,316

During the year ended June 30, 2015, noteholders converted $115,741 of principal into 115,740,710 shares of common stock in accordance with the conversion terms of the notes.

Preferred Stock:

On July 7, 2013, the Company amended its Articles of Incorporation to create Preferred A and Preferred B stock. The Company authorized 10,000,000 shares of Preferred A and 2,000,000 shares of Preferred B stock.

On August 1, 2014, the Company amended its Articles of Incorporation to reduce the Preferred A authorized shares from 10,000,000 to 1,000,000 shares. The same Amendment increased the Preferred B shares authorized from 2,000,000 to 9,000,000 shares authorized.

As of June 30, 2015 and 2014, the Company has outstanding 1,000,000 shares of Preferred A shares, which were previously issued to the Company’s chairman in connection with his employment agreement (see Note 10). The fair value of the shares was recorded as a prepaid expense and is being amortized over the life of the agreement.

Stockholders' Equity

8.	Stockholder’s Equity

Series C Preferred Stock

The Company amended its Articles of Incorporation as of November 13, 2015 to create a Series C Preferred Shares, which are 12% interest bearing, cumulative, exchangeable, non-voting, convertible Preferred Stock of the Company. Each Series C Preferred Share can be converted to 50 Shares of Common Stock

As of November 16, 2015, the holder of a convertible note aggregating $1,107,607 of principal and accrued interest, agreed to a dollar for dollar exchange for same number of Preferred C Shares.

Series D Preferred Stock

The Company amended its Articles of Incorporation as of March 21, 2016 to create a Series D preferred shares, which are non-voting, none-interest bearing convertible preferred stock of the Company. Each Series C preferred share can be converted to 100 shares of common stock.

As of March 31, 2016, there are 2,000,000 shares of Series D preferred shares authorized and zero outstanding.

Common Stock

During the nine months ended March 31, 2016, the Company issued 6,125,000 shares of Common Stock for proceeds of $233,500.

During the nine months ended March 31, 2016, the company issued 3,650,000 shares of Common Stock for services rendered valued at $197,125. 1,000,000 shares were returned with a value of $140,000 under a settlement agreement for services that were never rendered.

During the nine months ended March 31, 2016, the Company issued 64,220,350 shares of common stock for the conversion of $64,220 of convertible debt to Roy Meadows prior to executing the exchange agreement to Series C preferred stock.

During the nine months ended March 31, 2016, the Company issued 36,500,000 shares of common stock for the conversion of $52,500 of convertible debt to convertible note holders referred to in Note 6.

 On July, 17 2015, the Company issued 2,000,000 shares of common stock to acquire all of the assets of Dollar Shots Club, LLC.

On March 23, 2016 11,000,000 shares of common stock were returned under settlement agreements in connection with the termination of certain agreements.

Warrants

On January 4, 2016 and in connection with the employment terms of three (3) executive officers, the Company issued warrants in aggregate to purchase 20,000,000 shares of the Company’s common stock at an exercise price per share of $.001. The warrant may be exercised, in whole or in part, beginning on the date of issuance and becomes fully vested in six months. The warrants are for a period of 5 years, and contains customary anti-dilution provisions. These warrants were valued at $891,365 using the Black-Scholes option pricing model.

On February 28, 2016 and in connection with the commitment terms of two (2) Board of Directors, the Company issued warrants in aggregate to purchase 14,000,000 shares of the Company’s common stock at an exercise price per share of $.001. The warrant may be exercised, in whole or in part, beginning on the date of issuance and becomes fully vested in six months. The warrants are for a period of 5 years, and contains customary anti-dilution provisions. These warrants were valued at $353,296 using the Black-Scholes option pricing model.

Item 9.  Legal Proceedings

193rd Judicial District Court of Dallas County Texas. Rocky Mountain High Brands, Inc. (RMHB) FKA Totally Hemp Crazy, Inc. V Rodney Peterson (Peterson) and Rocky Mountain High Canada, Inc. (RMHC), Case #DC-16-01416; Date Filed: February 4, 2016.

Parties entered into a written agreement for the manufacture and supply of products produced under the Rocky Mountain High Brands, Inc. brand. The terms of the agreement are RMHB would manufacture and supply one million cans of our product FOB Memphis, Tennessee to Peterson, upon receipt of $650,000 from Peterson to RMHB to pay for the manufacture of the cans. Peterson paid $500,000 toward the $650,000 manufacture. Peterson defaulted under the terms of the agreement by failing to pay the remaining $150,000. RMHB tendered default notice, but Peterson failed to cure the default. RMHB terminated the agreement in accordance with its terms. RMHB seeks declaratory judgment that it is entitled to its profits as damages in the amount in excess of $500,000.

44th Judicial District Court of Dallas County Texas. Rocky Mountain High Brands, Inc. (RMHB) FKA Totally Hemp Crazy, Inc. V Donna Rayburn (Rayburn), Case #DC-16-02131; Date Filed: February 23, 2016.

RMHB and Rayburn entered into a convertible promissory note dated February 2, 2015 for the original principal amount of $165,000 (with a $5,000 original issue discount). On August 29, 2015, RMHB paid to Rayburn $197,773.95, representing return of principal and interest earned during the life of the loan. On February 19, 2016, Rayburn issued an additional demand of interest and penalties totaling $99,487.92. Rayburn has charged $137,261.87 in interest and penalties on a $160,000 loan for one year and 17 days for an effective annual interest rate of 85.77%. As additional consideration for the note, RMHB was required to issue a warrant to Rayburn for 10,000,000 of Common Stock. RMHB seeks a cancellation of the note and additional monetary recovery in the total amount paid to Rayburn, plus additional recovery for all usurious interest charged.  RMHB also seeks to void the warrant for 10,000,000 shares of common stock, which was issued under a voidable note.  The amount which RMHB seeks from Rayburn is in excess of $300,000.

On March 14, 2016, RMHB amended the Rayburn suit to add Meadows as a party Defendant.  RMHB has asserted usury claims in connection with $1,500,000 demand convertible note referenced below in the section pertaining to the Meadows Arbitration Claim. RMHB seeks unspecified monetary damages in connection with the Meadows Note, and further seeks cancellation of a warrant for 41,454,851 shares of Common Stock issued to Meadows in connection with the Meadows Note and cancellation of the Meadows Note.

Arbitration Claim of Roy J. Meadows (Meadows) Against Rocky Mountain High Brands, Inc. (RMHB) dated February 24, 2016.

Meadows claims a breach of an exchange agreement dated November 3, 2015. RMHB has denied the breach. Meadows has invoked arbitration.

Eighteenth Judicial Circuit Court of Seminole County, Florida, Rocky Mountain High Brands, Inc. v. Roy Meadows, David Meadows et al, Case No. 2016-CA-000958-15-W.

The Company filed suit for an injunction against continuation of the Meadows Arbitration. A hearing on that injunction is being set. The Meadows Arbitration hearing currently has no date for commencement of the Arbitration hearing. Shortly after the suspension of the Arbitration hearing, on April 20, 2016, false, malicious, and defamatory allegations were asserted by the Shareholder Alert inappropriately released by the Law Office of A.A. McClanahan, Meadow’s attorney.

The Company has filed in the Seminole Suit a Motion for Leave To Amend its current suit to add claims against Meadows for usury, cancellation of warrants and defamation as a result of the Shareholder Alert press release.

The Company is investigating facts surrounding Meadows and others and may amend its Florida lawsuit to seek more than $20 Million in damages and disgorgement of Meadows and Rayburn profits on questionable trading activities.

Douglas County District Court, Colorado, Case No. 2015CV030672, Totally Hemp Crazy, Inc. et al v. Cannalife USA, Ltd et al.

Suit filed by the Company and Jerry Grisaffi against Defendants for Defamation, Conspiracy, and Intentional Interference with Prospective Business Relations.

101st Judicial District Court of Dallas County, Texas, Case No DC-16-01220. Fanco Global Acquisitions, LLC v Rocky Mountain High Brands, Inc.

Suit filed against the Company for alleged finders’ fee commissions. The Company contests and opposes the claim.